June 2, 2000


Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C. 20549

Attention: Division of Investment Management

         Re:  MuniHoldings Insured Fund II, Inc.
         Pre-Effective Amendment No. 1 to the
         Registration Statement on Form N-14
         (Securities Act File No. 333-34836 and
         Investment Company Act File No. 811-09191)

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), MuniHoldings Insured Fund II, Inc. (the "Fund") hereby certifies that:

(1) the form of prospectus that would have been filed pursuant to Rule 497(b) under the 1933 Act would not have differed from that contained in Pre-Effective Amendment No. 1 to the Fund's Registration Statement on Form N-14; and

(2) the text of Pre-Effective Amendment No. 1 to the Fund's Registration Statement on Form N-14 was filed electronically with the Securities and Exchange Commission on May 24, 2000.


                                       Very truly yours,

                                       MuniHoldings Insured Fund II, Inc.

                                       By:

                                       /s/ Bradley J. Lucido
                                       -------------------------
                                       Bradley J. Lucido
                                       Secretary